Segment Information - Schedule of Reconciliation Between Business Operating Income for the Segments and Income Before Tax and Investments Accounted for Using the Equity Method (Details) - EUR (€)
€ in Millions
	6 Months Ended			12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Dec. 31, 2021
Disclosure of operating segments [Line Items]
Net income attributable to non-controlling interests	€ 53	€ 20	[1]	€ 56 [1]
Fair value remeasurement of contingent consideration	(17)	(4)	[2]	(4)
Restructuring costs and similar items	(792)	(343)	[2]	(820)
Other gains and losses, and litigation	(142)	0	[2]	(5)
Operating income	3,829	3,596	[2]	8,126
Financial expenses	(189)	(188)	[2]	(368)
Financial income	34	28	[2]	40
Income before tax and investments accounted for using the equity method	3,674	3,436	[2]	7,798
Operating segments
Disclosure of operating segments [Line Items]
Business operating income	5,818	4,902		10,714
Material reconciling items
Disclosure of operating segments [Line Items]
Share of profit/(loss) from investments accounted for using the equity method	(55)	(26)		(39)
Net income attributable to non-controlling interests	17	20		56
Amortization and impairment of intangible assets	(997)	(953)		(1,772)
Fair value remeasurement of contingent consideration	(17)	(4)		(4)
Expense arising from the impact of acquisitions on inventories	(3)	0		(4)
Restructuring costs and similar items	(792)	(343)		(820)
Other gains and losses, and litigation	€ (142)	€ 0		€ (5)

[1]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.
[2]	Includes the impacts of the IFRIC final agenda decisions of March 2021 on the costs of configuring or customising application software used in a Software as a Service (SaaS) arrangement and of April 2021 on the attribution of benefits to periods of service, as described in Note A.2.1 to the consolidated financial statements for the year ended December 31, 2021. Those impacts were not material as of June 30, 2021.